Annual Operating Expenses {- Fidelity Real Estate Investment ETF} - NF_07.31 Fidelity Equity ETFs_Combo PRO-01 - Fidelity Real Estate Investment ETF - Fidelity Real Estate Investment ETF	Jan. 26, 2021
Operating Expenses:
Management fee	0.59%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.59%

[1]	(a)Based on estimated amounts for the current fiscal year.